ACQUIRED INTANGIBLE ASSETS, NET (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016
Finite-Lived Intangible Assets, Gross	$ 52,249,102		$ 48,964,029
Less: Accumulated amortization	(22,219,546)		(12,689,791)
Less: Accumulated impairment	(19,765,615)		0
Acquired intangible assets, net	10,263,941	[1]	36,274,238
Trade name/domain name
Finite-Lived Intangible Assets, Gross	15,291,990		14,330,156
Non-compete agreements [Member]
Finite-Lived Intangible Assets, Gross	9,513,676		8,915,286
Online platform
Finite-Lived Intangible Assets, Gross	1,285,326		1,204,482
Customer relationship
Finite-Lived Intangible Assets, Gross	$ 26,158,110		$ 24,514,105

[1]	Long-lived assets represent the Group’s property and equipment (Note 9), and acquired intangible assets (Note 10). The Group determined that these long-lived assets were one asset group and subject to be tested for impairment. The Group measures long-lived assets at fair value on a non-recurring basis when the carrying amount of the asset group exceeds its recoverable amount based on future projection which is consistent with its remained useful lives of the primary assets. The fair value was determined using models with significant unobservable input (Level 3 inputs) and the cash flow projections were based on past experience, actual results of operations and management best estimates about future developments as well as certain market assumptions. Impairment loss of $nil, $nil and $19,765,615 were recognized during the years ended December 31, 2015, 2016 and 2017, respectively, and included in “Impairment loss” in the Consolidated Statements of Operations.